Consolidated and Combined Carve-Out Statements of Changes in Partners' Capital/Partner's Equity - USD ($) $ in Millions	Total	Parent's Equity [Member]	Common Units [Member]	Subordinated Units [Member]	General Partner Units [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Before Noncontrolling Interest [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2012	$ 703.6	$ 657.0					$ 657.0	$ 46.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	70.0	64.5					64.5	5.5
Other comprehensive income	18.4	17.0					17.0	1.4
Cash dividends	(26.8)	(24.2)					(24.2)	(2.6)
Contribution from owners	7.0	7.0					7.0
Loan conversion to equity	(126.5)	(126.5)					(126.5)
Ending balance at Dec. 31, 2013	645.7	594.8					594.8	50.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	37.5	34.6					34.6	2.9
Other comprehensive income	(4.2)	(3.3)					(3.3)	(0.9)
Cash dividends	(52.4)	(48.4)					(48.4)	(4.0)
Loan conversion to equity	204.0	204.0					204.0
Ending balance at Aug. 06, 2014	830.6	781.7					781.7	48.9
Beginning balance at Dec. 31, 2013	645.7	594.8					594.8	50.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	56.9
Other comprehensive income	(14.5)
Ending balance at Dec. 31, 2014	827.1		$ 140.3	$ 140.3	$ 5.6	$ (6.0)	280.2	546.9
Beginning balance at Aug. 06, 2014	830.6	781.7					781.7	48.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	19.4		3.3	3.3			6.6	12.8
Other comprehensive income	(10.3)					(4.6)	(4.6)	(5.7)
Contribution from owners	8.8		2.0	2.0	0.1		4.1	4.7
Allocation of Partnership Capital to unit holders		$ (781.7)	138.2	138.2	5.6	(1.4)	(501.1)	501.1
Cash distributions	(21.4)		(3.2)	(3.2)	(0.1)		(6.5)	(14.9)
Ending balance at Dec. 31, 2014	827.1		140.3	140.3	5.6	(6.0)	280.2	546.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	75.0		11.0	11.0	0.5		22.5	52.5
Other comprehensive income	(16.9)					(4.8)	(4.8)	(12.1)
Cash distributions	(136.1)		(22.5)	(22.5)	(1.0)		(46.0)	(90.1)
Purchase of additional interest in VTTI Operating	(75.0)		(12.9)	(12.9)	(0.5)		(26.3)	(48.7)
Ending balance at Dec. 31, 2015	$ 674.1		$ 115.9	$ 115.9	$ 4.6	$ (10.8)	$ 225.6	$ 448.5